Investments - Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, less than 12 months	$ 21.6	$ 0.0
Unrealized losses on securities in a continuous unrealized loss position, less than 12 months	(1.8)	0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more	19.7	21.1
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.2)	(0.4)
Fair value of securities in a continuous unrealized loss position, total	41.3	21.1
Unrealized losses on securities in a continuous unrealized loss position, total	$ (2.0)	$ (0.4)
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	5.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	92.00%	1.00%
Number of individual securities comprising total gross unrealized losses | security	15	11
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, less than 12 months	$ 3.6
Unrealized losses on securities in a continuous unrealized loss position, less than 12 months	(0.4)
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0
Fair value of securities in a continuous unrealized loss position, total	3.6
Unrealized losses on securities in a continuous unrealized loss position, total	(0.4)
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, less than 12 months	7.1	$ 0.0
Unrealized losses on securities in a continuous unrealized loss position, less than 12 months	(0.1)	0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more	19.7	21.1
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.2)	(0.4)
Fair value of securities in a continuous unrealized loss position, total		21.1
Unrealized losses on securities in a continuous unrealized loss position, total		$ (0.4)
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, less than 12 months	10.9
Unrealized losses on securities in a continuous unrealized loss position, less than 12 months	(1.3)
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0
Fair value of securities in a continuous unrealized loss position, total	10.9
Unrealized losses on securities in a continuous unrealized loss position, total	$ (1.3)